Property, plant and equipment (Schedule of Net Book Value of Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	$ 16,737,595	$ 16,970,832	$ 15,737,081
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	1,291,000	1,217,000	1,094,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	4,056,000	3,625,000	3,743,000
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	6,489,000	7,187,000	7,331,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	76,000	78,000	78,000
Furniture, mixtures and computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	64,000	64,000	57,000
Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Book Value	$ 4,761,000	$ 4,800,000	$ 3,434,000